                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                            Principal
                                                             Amount           Value
                                                          ------------   --------------
CERTIFICATES OF DEPOSIT--29.4%
YANKEE CERTIFICATES OF DEPOSIT--29.4%
Bank of Montreal, Chicago, 0.29%, 7/22/10                 $  8,000,000   $    8,000,000
Bank of Nova Scotia, Houston TX:
0.195%, 6/3/10                                              55,000,000       55,000,000
0.28%, 7/16/10                                              30,000,000       30,000,000
BNP Paribas, New York:
0.24%, 6/16/10                                              40,000,000       40,000,000
0.24%, 6/18/10                                              38,500,000       38,500,000
Credit Agricole Corporate & Investment Bank, New York:
0.22%, 5/4/10                                               30,000,000       30,000,000
0.22%, 5/5/10                                               30,000,000       30,000,000
Nordea Bank Finland plc, New York:
0.20%, 5/14/10                                              35,200,000       35,200,000
0.20%, 5/17/10                                              30,000,000       30,000,000
0.21%, 6/8/10                                               18,000,000       18,000,000
Rabobank Nederland NV, New York:
0.225%, 5/6/10                                              23,500,000       23,500,000
0.256%, 9/17/10(1)                                          19,000,000       19,000,000
0.72%, 7/26/10                                              18,000,000       18,000,000
0.90%, 6/21/10                                              36,000,000       36,000,000
0.95%, 6/23/10                                               7,000,000        7,000,000
Royal Bank of Canada, New York, 0.249%, 10/1/10(1)          29,000,000       29,000,000
Svenska Handelsbanken, New York:
0.20%, 5/24/10                                              33,500,000       33,500,000
0.20%, 5/25/10                                              25,400,000       25,400,000
Toronto Dominion Bank, New York:
0.26%, 7/12/10                                              30,000,000       30,000,000
0.26%, 8/5/10                                               35,000,000       35,000,000
Westpac Banking Corp., New York:
0.28%, 10/12/10(1)                                          26,000,000       26,000,000
0.281%, 10/7/10(1)                                          50,000,000       50,000,000
                                                                         --------------
Total Certificates of Deposit (Cost $647,100,000)                           647,100,000
                                                                         --------------
DIRECT BANK OBLIGATIONS--12.2%
Bank of Nova Scotia, 0.30%, 7/23/10                         20,000,000       19,986,167
Capital One Funding Corp., Series 1996E, 0.29%,
5/3/10(1)                                                    4,695,000        4,695,000
Chase Bank USA NA, 0.25%, 6/15/10                           41,650,000       41,650,000
Commonwealth Bank of Australia:
0.195%, 5/24/10                                             23,400,000       23,397,085
0.20%, 6/4/10                                               15,000,000       14,997,167
0.28%, 7/9/10(2)                                            32,200,000       32,182,719
National Australia Bank, New York:
0.28%, 7/8/10(2)                                            18,150,000       18,140,401
0.305%, 7/19/10(2)                                          10,000,000        9,993,307
Societe Generale:
0.23%, 5/3/10                                               18,000,000       17,999,800
0.235%, 5/18/10                                             44,700,000       44,695,040
Toronto Dominion Holdings (U.S.A.), Inc., 0.26%,
7/30/10(2)                                                  39,500,000       39,474,325
                                                                         --------------
Total Direct Bank Obligations (Cost $267,211,011)                           267,211,011
                                                                         --------------


                     1 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                            Principal
                                                             Amount           Value
                                                          ------------   --------------
SHORT-TERM NOTES--53.7%
CAPITAL MARKETS--0.4%
BNP Paribas Finance, Inc., 0.24%, 5/12/10                 $  9,000,000   $    8,999,340
                                                                         --------------
COMMERCIAL BANKS--0.8%
ING (US) Funding LLC, 0.25%, 5/28/10                        18,500,000       18,496,531
                                                                         --------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
General Electric Capital Services, 0.20%, 5/13/10           40,300,000       40,297,313
                                                                         --------------
INSURANCE--1.8%
United of Omaha Life Insurance Co.:
0.549%, 12/29/10(1)                                          9,000,000        9,000,000
0.549%, 12/29/10(1)                                         30,000,000       30,000,000
                                                                         --------------
                                                                             39,000,000
                                                                         --------------
LEASING & FACTORING--2.1%
Toyota Motor Credit Corp.:
0.24%, 5/11/10                                              25,000,000       24,998,264
0.26%, 5/19/10                                              20,000,000       19,997,400
                                                                         --------------
                                                                             44,995,664
                                                                         --------------
MUNICIPAL--14.1%
Alamogordo, NM Hospital Improvement & Refunding Bonds,
Gerald Champion Medical Center, Series 2007B, 0.40%,
5/1/10(1)                                                    2,700,000        2,700,000
Anaconda-Deer Lodge Cnty., MT, BP West Coast Products,
Series 2002, 0.27%, 5/3/10(1)                                7,500,000        7,500,000
AR Development Finance Authority, Waste Management of
Arkansas, Inc. Project, Series 2003, 0.35%, 5/3/10(1)        3,000,000        3,000,000
Arlington Cnty., VA Industrial Development Authority
Economic Development Revenue Bonds, Skating
Facilities, Series 2005, 0.30%, 5/3/10(1)                    2,300,000        2,300,000
B&D Association LLP/Eye Association of Boca Raton
Bonds, B&D Assn. Project, Series 2005, 0.35%, 5/3/10(1)      2,670,000        2,670,000
Berkeley Cnty., SC Industrial Facilities Revenue
Bonds, Amoco Chemical Co. Project, 3.99%, 0.27%,
5/3/10(1)                                                   14,600,000       14,600,000
CA Pollution Control Financing Authority Bonds, Waste
Connections, Inc. Project, Series 2007, 0.33%,
5/3/10(1)                                                    4,500,000        4,500,000
CA Pollution Control Financing Authority Solid Waste
Revenue Bonds, George Borba & Son Dairy Project,
0.36%, 6/3/10(1)                                             3,800,000        3,800,000
Capital One Funding Corp., Series 2000D, 0.29%,
5/3/10(1)                                                    5,240,000        5,240,000
Carterville Development Authority Industrial
Development Revenue Bonds, Aquafil USA, Inc. Project,
Series 2005, 0.35%, 5/1/10(1)                                1,495,000        1,495,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center
Project, Series 2009, 0.35%, 5/1/10(1)                       5,400,000        5,400,000
Columbus, GA Industrial Development Authority Revenue
Bonds, Litho-Krome Co. Project, Series 2002, 0.30%,
5/1/10(1)                                                    3,525,000        3,525,000
Covington, TN Industrial Development Board Revenue
Bonds, Charms Co. Project, Series 1992, 0.40%,
5/3/10(1)                                                    2,500,000        2,500,000


                     2 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                            Principal
                                                             Amount           Value
                                                          ------------   --------------
District of Columbia Bonds, The Pew Charitable Trust
Issue, Series 2008B, 0.30%, 5/1/10(1)                     $  3,550,000   $    3,550,000
Fredericksburg, VA Economic Development Authority
Bonds, Eagle Village, Series 2009B, 0.35%, 5/1/10(1)        10,000,000       10,000,000
Fulton Cnty., GA Development Authority Bonds, Maxon
Atlantic Station LLC Project, Series 05, 0.40%,
9/1/10(1)                                                    2,690,000        2,690,000
Gilmer Industrial Development Corp. Industrial
Development Authority Revenue Bonds, Duoline Tech,
Series 2008B, 0.35%, 6/1/10(1)                               1,255,000        1,255,000
Gulf Coast Waste Disposal Authority, TX Enviornmental
Facilities, Republic Waste Services of Texas, Ltd.,
Series 2001, 0.45%, 5/1/10(1)                                3,500,000        3,500,000
Jacksonville Economic Development Commission Special
Facilities Bonds, Holland Sheltair Aviation Group,
Series 2005A2, 0.55%, 5/3/10(1)                              2,800,000        2,800,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy
Products, Inc. Project, Series 2008, 0.30%, 5/1/10(1)        5,900,000        5,900,000
Lower Cape Fear Water & Sewer Authority Revenue Bonds,
Bladen Bluffs Project, Series 2010, 0.28%, 5/3/10(1)         5,100,000        5,100,000
MA Health & Educational Facilities Authority Bonds,
Northeast Hospital Corp., Series 2006I, 0.30%,
5/3/10(1)                                                    4,400,000        4,400,000
Mansfield Industrial Development Corp., Pier 1
Imports, Inc. Texas Project, Series 1986, 0.33%,
5/3/10(1)                                                    3,200,000        3,200,000
ME Public Utility Financing Bank Public Utility
Revenue Bonds, Main Public Service Co. Project, Series
2000, 0.37%, 5/3/10(1)                                       9,000,000        9,000,000
MO Health & Educational Facilities Authority Bonds,
Deaconess Long-Term Care of Missouri, Series 1996B,
0.26%, 5/3/10(1)                                             4,835,000        4,835,000
MS Business Finance Corp. Revenue Bonds, Signal
International LLC Project, Series 2004:
0.50%, 5/3/10(1)                                               400,000          400,000
0.50%, 5/3/10(1)                                               500,000          500,000
National Geographic School Publishing, Inc. Nts.,
Series 2006, 0.33%, 5/3/10(1)                               11,000,000       11,000,000
Newton, KS Economic Development Revenue Bonds, Medical
Office Plaza Addition, 0.55%, 5/1/10(1)                      1,855,000        1,855,000
NJ Healthcare Facilities Finance Authority Revenue
Bonds, St. Peter's University Hospital, Series 2000C,
0.35%, 5/5/10(1)                                             3,595,000        3,595,000
NJ Housing & Mortgage Finance Agency Multifamily
Revenue Bonds, Series 2008G, 0.35%, 5/1/10(1)                   55,000           55,000
Oakland-Alameda Cnty., CA Coliseum Authority Lease
Revenue Bonds, Coliseum Project, Series D, 0.31%,
2/1/11(1)                                                      450,000          450,000
OK Development Finance Authority Bonds, Seaboard
Farms, Inc., Series 1997, 0.28%, 5/3/10(1)                   8,800,000        8,800,000
PA Economic Development Finance Authority, PMF
Industries, Inc. Project, Series 2006 A2, 0.32%,
5/3/10(1)                                                    2,630,000        2,630,000
Pendleton Cnty., KY Multi-County Lease Revenue Bonds,
Assoc. of Counties Leasing Program, 0.30%, 5/5/10           10,000,000       10,000,000


                     3 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                            Principal
                                                             Amount           Value
                                                          ------------   --------------
Polk Cnty., FL Industrial Development Authority
Revenue Bonds, Watson Clinic, Series 1999, 0.30%,         $  2,530,000   $    2,530,000
5/1/10(1)
Port Bellingham, WA Industrial Development Corp., BP
West Coast Productions, Series 2006, 0.27%, 5/3/10(1)       22,600,000       22,600,000
Port Bellingham, WA Industrial Development Corp., BP
West Coast Productions, Series 2007, 0.27%, 5/3/10(1)       11,800,000       11,800,000
Porterfield Family Partners LP Bonds, Series 2004,
0.35%, 5/3/10(1)                                             2,700,000        2,700,000
Richmond, VA Redevelopment Authority Bonds, Old
Manchester Project, Series 1995B, 0.28%, 5/1/10(1)           1,910,000        1,910,000
Savannah College of Art & Design, Inc. Bonds, Series
2004, 0.34%, 5/1/10(1)                                       3,600,000        3,600,000
SC Jobs-Economic Development Authority Bonds, Abraham
Industries LLC Project, Series 1999, 0.38%, 5/3/10(1)          375,000          375,000
Sheltair Aviation Center LLC Nts., Fort Lauderdale
Project, Series 2004A, 0.40%, 5/3/10(1)                      5,905,000        5,905,000
St. Paul, MN Port Authority Revenue Refunding Bonds,
Series 2009-3Z, 0.44%, 5/3/10(1)                             1,575,000        1,575,000
Sterling, IL Revenue Bonds, Rock River Redevelopment
Project, Series 03, 0.35%, 5/3/10(1)                         3,810,000        3,810,000
Surry Cnty., VA Industrial Development Bonds, Windsor
Mill Project, Series 2007, 0.47%, 5/3/10(1)                  3,615,000        3,615,000
Tarrant Cnty., TX Cultural Education Hospital Revenue
Refunding Bonds, Valley Baptist Medical Center, Series
2007, 0.31%, 5/3/10(1)                                      18,570,000       18,570,000
Taylor Cnty. Development Authority Industrial
Development Revenue Bonds, American Colloid Co.,
Series 2000, 0.45%, 5/1/10(1)                                2,900,000        2,900,000
Tuscaloosa Cnty., AL Industrial Development Authority
Revenue Bonds, Gulf Opportunity Zone Hunt Refining
Project, Series 2009, 0.38%, 5/3/10(1)                      10,000,000       10,000,000
TX Veterans' Housing Assistance Program Fund II,
Series 05D, 0.26%, 5/3/10(1)                                 5,540,000        5,540,000
United Methodist Church of Gulf Shores, AL Bonds,
Series 2004, 0.35%, 5/3/10(1)                                3,650,000        3,650,000
VA Small Business Finance Authority, WoodFuels
Virginia LLC Project, Series 2009B, 0.35%, 5/3/10(1)         3,000,000        3,000,000
WA Economic Development Finance Authority Revenue
Bonds, Benaroya Research Institute at Virginia Mason
Series 2006D, 0.35%, 5/1/10(1)                                 990,000          990,000
Walton Cnty. Development Authority Industrial
Development Revenue Bonds, Walton Press, Inc., Series
2006, 0.45%, 5/1/10(1)                                       3,080,000        3,080,000
Watson Clinic LLP Nts., Series 1999, 0.30%, 5/1/10(1)        7,300,000        7,300,000
Westmoreland Cnty., PA Industrial Development
Authority Revenue Bonds, Excela Health System Project,
Series 2005D, 0.32%, 5/3/10(1)                               1,300,000        1,300,000


                     4 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                            Principal
                                                             Amount           Value
                                                          ------------   --------------
Whiting, IN Environmental Facilities Revenue Bonds, BP
Products North America, Inc. Project, Series 09,
0.23%, 6/10/10                                            $ 15,000,000   $   15,000,000
Whiting, IN Environmental Facilities Revenue Refunding
Bonds, BP Products North America, Inc. Project, Series
C, 0.27%, 5/3/10(1)                                         17,500,000       17,500,000
Zoological Society of Philadelphia Revenue Bonds,
Series 2003, 0.35%, 5/3/10(1)                                6,780,000        6,780,000
                                                                         --------------
                                                                            310,775,000
                                                                         --------------
OIL, GAS & CONSUMABLE FUELS--2.7%
Total Capital Canada:
0.20%, 5/26/10(2)                                           45,200,000       45,193,722
0.21%, 6/4/10(2)                                            13,150,000       13,147,392
                                                                         --------------
                                                                             58,341,114
                                                                         --------------
PERSONAL PRODUCTS--0.6%
Procter & Gamble International Funding SCA, 0.259%,
5/7/10(1,2)                                                 13,500,000       13,500,000
                                                                         --------------
RECEIVABLES FINANCE--16.1%
Barton Capital Corp.:
0.20%, 5/13/10(2)                                           11,000,000       10,999,267
0.24%, 5/18/10(2)                                            4,000,000        3,999,603
0.26%, 6/7/10(2)                                            17,600,000       17,595,297
Barton Captial Corp., 0.20%, 5/6/10(2)                      20,000,000       19,999,444
Chariot Funding LLC:
0.25%, 6/14/10(2)                                           20,000,000       19,993,889
0.25%, 6/18/10(2)                                            6,750,000        6,747,750
0.25%, 6/23/10(2)                                           32,000,000       31,988,222
Fairway Finance Corp.:
0.20%, 5/3/10(2)                                             6,547,000        6,546,927
0.20%, 5/27/10(2)                                           18,170,000       18,167,375
0.21%, 5/6/10(2)                                            14,500,000       14,499,577
0.26%, 6/10/10(2)                                           14,300,000       14,295,986
0.26%, 6/16/10(2)                                           18,500,000       18,493,854
0.29%, 7/19/10(2)                                           10,051,000       10,044,604
Old Line Funding Corp., 0.26%, 7/7/10(2)                    26,400,000       26,387,225
Park Avenue Receivables Co. LLC:
0.20%, 5/20/10(2)                                           45,000,000       44,995,250
0.22%, 5/10/10(2)                                           10,000,000        9,999,450
0.22%, 5/11/10(2)                                           11,000,000       10,999,328
Thunder Bay Funding LLC:
0.21%, 6/7/10(2)                                             5,100,000        5,098,899
0.26%, 7/6/10(2)                                            43,956,000       43,935,048
0.29%, 7/12/10(2)                                           20,000,000       19,988,400
                                                                         --------------
                                                                            354,775,395
                                                                         --------------


                     5 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

                                                            Principal
                                                             Amount           Value
                                                          ------------   --------------
SPECIAL PURPOSE FINANCIAL--12.7%
Crown Point Capital Co.:
0.35%, 6/2/10                                             $ 21,450,000   $   21,442,882
0.40%, 5/5/10                                               10,000,000        9,999,556
0.40%, 5/7/10                                               14,000,000       13,999,067
0.40%, 5/10/10                                              24,000,000       23,997,600
0.40%, 5/11/10                                              23,500,000       23,497,389
FCAR Owner Trust I:
0.28%, 5/21/10                                              50,000,000       49,992,222
0.28%, 5/28/10                                              20,000,000       19,995,800
Lexington Parker Capital Co. LLC:
0.40%, 5/4/10(2)                                            28,700,000       28,699,043
0.40%, 5/12/10(2)                                           35,000,000       34,995,722
0.40%, 5/17/10(2)                                           16,900,000       16,896,996
0.40%, 5/19/10(2)                                           25,000,000       24,995,000
Ticonderoga Funding LLC, 0.27%, 5/27/10                     10,000,000        9,998,050
                                                                         --------------
                                                                            278,509,327
                                                                         --------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Louis Dreyfus Corp., 0.35%, 5/3/10                          13,200,000       13,199,742
                                                                         --------------
Total Short-Term Notes (Cost $1,180,889,426)                              1,180,889,426
                                                                         --------------
U.S. GOVERNMENT AGENCIES--2.3%
Federal Home Loan Bank:
0.50%, 10/29/10-4/6/11                                      30,000,000       29,981,915
0.61%, 5/16/11                                              20,000,000       20,000,000
                                                                         --------------
Total U.S. Government Agencies (Cost $49,981,915)                            49,981,915
                                                                         --------------
U.S. GOVERNMENT OBLIGATIONS--2.1%
U.S. Treasury Nts., 0.875%, 2/28/11                         23,000,000       23,096,335
U.S. Treasury Nts., 0.875%, 3/31/11                         11,000,000       11,043,778
U.S. Treasury Nts., 0.875%, 4/30/11                         11,500,000       11,538,660
                                                                         --------------
Total U.S. Government Obligations (Cost $45,678,773)                         45,678,773
                                                                         --------------
TOTAL INVESTMENTS, AT VALUE (COST $2,190,861,125)                 99.7%   2,190,861,125
                                                                         --------------
Other Assets Net of Liabilities                                    0.3        6,881,393
                                                          ------------   --------------
Net Assets                                                       100.0%  $2,197,742,518
                                                          ============   ==============

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $631,994,022, or 28.76% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.


                     6 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                                              LEVEL 2--
                               LEVEL 1--        OTHER         LEVEL 3--
                              UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                                QUOTED       OBSERVABLE     UNOBSERVABLE
                                PRICES         INPUTS          INPUTS           VALUE
                              ----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit           $--      $  647,100,000        $--       $  647,100,000
Direct Bank Obligations            --         267,211,011         --          267,211,011
Short-Term Notes                   --       1,180,889,426         --        1,180,889,426
U.S. Government Agencies           --          49,981,915         --           49,981,915
U.S. Government Obligations        --          45,678,773         --           45,678,773
                                  ---      --------------        ---       --------------
Total Assets                      $--      $2,190,861,125        $--       $2,190,861,125
                                  ---      --------------        ---       --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities


                     7 | Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                  WHEN-ISSUED OR DELAYED DELIVERY
                         BASIS TRANSACTIONS
                  -------------------------------
Sold securities              $5,800,086


                     8 | Oppenheimer Money Market Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010